Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature [Abstract]
Expenses by nature
Note 11.    Expenses by nature
Operating expenses by nature
Total operating expenses by nature are as following:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Wages, salaries and other pension costs	(1,195.3)	(1,064.6)	(975.0)
Depreciation and amortization	(116.9)	(121.4)	(134.8)
Merger transaction and integration costs	—	—	(15.2)
Purchases, external charges and other expenses	(4,565.5)	(4,048.9)	(3,973.4)
TOTAL COSTS AND EXPENSES	(5,877.7)	(5,234.9)	(5,098.4)